SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 30, 2018
List Of Accounting Policies [Abstract]
Disclosure of interests in subsidiaries
The Company’s principal subsidiaries, their jurisdiction of incorporation, and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of Incorporation	Ownership percentage
Gildan Activewear SRL	Barbados	100%
Gildan Yarns, LLC	Delaware	100%
Gildan Branded Apparel SRL	Barbados	100%
Gildan Honduras Properties, S. de R.L.	Honduras	100%
Gildan Apparel (Canada) LP	Ontario	100%
Gildan Activewear (UK) Limited	United Kingdom	100%
Gildan Textiles de Sula, S. de R.L.	Honduras	100%
G.A.B. Limited	Bangladesh	100%
Gildan Activewear Honduras Textile Company, S. de R.L.	Honduras	100%
Gildan Activewear (Eden) Inc.	North Carolina	100%
Gildan Hosiery Rio Nance, S. de R.L.	Honduras	100%
Gildan Mayan Textiles, S. de R.L.	Honduras	100%

Disclosure of detailed information about property, plant and equipment
The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements	5 to 40 years
Manufacturing equipment	2 to 10 years
Other equipment	3 to 10 years
ROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2018

Cost
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404
Additions	1,051	9,650	49,560	3,065	47,406	110,732
Transfers	—	33,932	31,735	1,498	(67,165)	—
Disposals	(97)	(5,095)	(35,924)	(21,002)	—	(62,118)
Balance, December 30, 2018	$70,957	$550,885	$1,085,345	$159,201	$57,630	$1,924,018

Accumulated depreciation
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Depreciation	—	24,781	91,081	9,935	—	125,797
Disposals	—	—	(22,510)	(9,330)	—	(31,840)
Balance, December 30, 2018	$—	$181,821	$640,418	$111,304	$—	$933,543
Carrying amount, December 30, 2018	$70,957	$369,064	$444,927	$47,897	$57,630	$990,475

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2017

Cost
Balance, January 1, 2017	$69,373	$504,186	$997,993	$167,651	$50,607	$1,789,810
Additions	630	7,515	17,565	10,852	55,640	92,202
Additions through business acquisitions	—	29	4,153	356	—	4,538
Transfers	—	2,601	25,062	1,195	(28,858)	—
Disposals	—	(1,933)	(4,799)	(4,414)	—	(11,146)
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404

Accumulated depreciation
Balance, January 1, 2017	$—	$132,976	$483,742	$96,209	$—	$712,927
Depreciation	—	24,719	92,904	18,610	—	136,233
Disposals	—	(655)	(4,799)	(4,120)	—	(9,574)
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Carrying amount, December 31, 2017	$70,003	$355,358	$468,127	$64,941	$77,389	$1,035,818

DEPRECIATION AND AMORTIZATION:

	2018	2017

Depreciation of property, plant and equipment (note 9)	$125,797	$136,233
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	4,940	323
Depreciation of property, plant and equipment included in net earnings	130,737	136,556
Amortization of intangible assets, excluding software (note 10)	22,864	20,786
Amortization of software (note 10)	4,475	4,808
Depreciation and amortization included in net earnings	$158,076	$162,150

Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful-lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2018	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810
Additions	—	—	10,102	9,363	—	19,465
Disposals	—	—	—	(879)	(90)	(969)
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306

Accumulated amortization
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Amortization	13,592	700	8,572	4,475	—	27,339
Disposals	—	—	—	(721)	(90)	(811)
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Carrying amount, December 30, 2018	$135,425	$224,364	$11,994	$21,790	$—	$393,573

2017	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2017	$205,531	$174,772	$59,498	$48,776	$1,880	$490,457
Additions	—	—	—	2,852	—	2,852
Additions through business acquisitions	18,958	51,400	—	—	—	70,358
Disposals	—	—	—	(1,857)	—	(1,857)
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810

Accumulated amortization
Balance, January 1, 2017	$62,185	$125	$42,586	$29,528	$1,812	$136,236
Amortization	13,287	983	6,448	4,808	68	25,594
Disposals	—	—	—	(1,625)	—	(1,625)
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Carrying amount, December 31, 2017	$149,017	$225,064	$10,464	$17,060	$—	$401,605
DEPRECIATION AND AMORTIZATION:

	2018	2017

Depreciation of property, plant and equipment (note 9)	$125,797	$136,233
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	4,940	323
Depreciation of property, plant and equipment included in net earnings	130,737	136,556
Amortization of intangible assets, excluding software (note 10)	22,864	20,786
Amortization of software (note 10)	4,475	4,808
Depreciation and amortization included in net earnings	$158,076	$162,150